Commitments and contingencies - Other commitments and contingency (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commitments and contingencies
Future minimum payments for miscellaneous long-term commitments	€ 22,111	€ 9,459
Purchase commitments	€ 152,289	€ 66,154